Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
American Century ETF Trust | American Century Mid Cap Growth Insights ETF Series | American Century Mid Cap Growth Insights ETF Class
Prospectus [Line Items]
Annual Return [Percent]	19.40%	22.22%	(27.36%)	10.36%